Schedule of Investments (unaudited)
June 30, 2020
BlackRock Capital Appreciation Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Automobiles — 0.4%
Ferrari NV	88,901	$ 15,202,960
Beverages — 0.7%
Constellation Brands, Inc., Class A	142,049	24,851,473
Biotechnology — 2.0%
Biogen, Inc.(a)	51,821	13,864,708
Vertex Pharmaceuticals, Inc.(a)	199,419	57,893,330
		71,758,038
Capital Markets — 3.7%
CME Group, Inc.	196,162	31,884,171
S&P Global, Inc.	313,266	103,214,882
		135,099,053
Chemicals — 1.5%
Sherwin-Williams Co.	92,161	53,255,234
Commercial Services & Supplies — 0.4%
Waste Management, Inc.	150,720	15,962,755
Containers & Packaging — 0.7%
Ball Corp.(b)	374,603	26,031,162
Electronic Equipment, Instruments & Components — 1.1%
Keysight Technologies, Inc.(a)	406,401	40,957,093
Entertainment — 3.3%
Netflix, Inc.(a)	264,405	120,314,851
Equity Real Estate Investment Trusts (REITs) — 2.5%
Prologis, Inc.	236,178	22,042,493
SBA Communications Corp.	229,504	68,373,831
		90,416,324
Health Care Equipment & Supplies — 3.3%
Boston Scientific Corp.(a)	1,836,578	64,482,254
Intuitive Surgical, Inc.(a)	92,792	52,875,665
		117,357,919
Health Care Providers & Services — 3.7%
Humana, Inc.	134,405	52,115,539
UnitedHealth Group, Inc.	270,979	79,925,256
		132,040,795
Hotels, Restaurants & Leisure — 1.2%
Domino’s Pizza, Inc.	50,450	18,638,248
Hilton Worldwide Holdings, Inc.	354,184	26,014,815
		44,653,063
Industrial Conglomerates — 1.1%
Roper Technologies, Inc.	103,936	40,354,191
Interactive Media & Services — 7.5%
Alphabet, Inc., Class A(a)	78,614	111,478,583
Facebook, Inc., Class A(a)	384,816	87,380,169
Snap, Inc., Class A(a)	3,003,051	70,541,668
		269,400,420
Internet & Direct Marketing Retail — 14.0%
Alibaba Group Holding Ltd., ADR(a)	342,854	73,953,608
Amazon.com, Inc.(a)	130,640	360,412,245
MercadoLibre, Inc.(a)	73,943	72,890,791
		507,256,644
IT Services — 13.3%
Fidelity National Information Services, Inc.	231,357	31,022,660
GoDaddy, Inc., Class A(a)	455,777	33,422,127
Mastercard, Inc., Class A	491,529	145,345,125
PayPal Holdings, Inc.(a)	327,667	57,089,422
Security	Shares	Value
IT Services (continued)
Shopify, Inc., Class A(a)(b)	41,821	$ 39,696,493
Visa, Inc., Class A	891,203	172,153,684
		478,729,511
Pharmaceuticals — 2.6%
AstraZeneca PLC, ADR	654,793	34,632,002
Zoetis, Inc.	427,184	58,541,295
		93,173,297
Professional Services — 3.4%
CoStar Group, Inc.(a)	111,675	79,364,072
TransUnion	515,561	44,874,430
		124,238,502
Semiconductors & Semiconductor Equipment — 4.2%
Analog Devices, Inc.	472,802	57,984,437
ASML Holding NV, Registered Shares(b)	254,364	93,613,583
		151,598,020
Software — 20.8%
Adobe, Inc.(a)(b)	242,715	105,656,267
Autodesk, Inc.(a)	128,890	30,829,199
Coupa Software, Inc.(a)	65,912	18,260,261
Intuit, Inc.	330,560	97,908,566
Microsoft Corp.	1,423,062	289,607,348
RingCentral, Inc., Class A(a)	65,136	18,564,411
salesforce.com, Inc.(a)	392,728	73,569,736
ServiceNow, Inc.(a)(b)	286,863	116,196,727
		750,592,515
Specialty Retail — 3.4%
Lowe’s Cos., Inc.	488,147	65,958,423
TJX Cos., Inc.	1,107,743	56,007,486
		121,965,909
Technology Hardware, Storage & Peripherals — 2.4%
Apple Inc.	232,204	84,708,019
Textiles, Apparel & Luxury Goods — 2.6%
LVMH Moet Hennessy Louis Vuitton SE	56,642	25,007,054
NIKE, Inc., Class B	717,260	70,327,343
		95,334,397
Total Common Stocks — 99.8% (Cost: $1,846,892,961)		3,605,252,145
Preferred Securities
Preferred Stocks — 0.9%
Software — 0.9%
Palantir Technologies, Inc., Series I (Acquired 02/07/14, cost $31,222,542)(a)(c)(d)	5,093,400	34,991,658
		34,991,658
Total Preferred Securities — 0.9% (Cost: $31,222,542)		34,991,658
Total Long-Term Investments — 100.7% (Cost: $1,878,115,503)		3,640,243,803

Schedule of Investments (unaudited)  (continued)
June 30, 2020
BlackRock Capital Appreciation Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities(e)(f)
Money Market Funds — 1.4%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.11%	8,690,430	$ 8,690,430
SL Liquidity Series, LLC, Money Market Series, 0.50%(g)	41,019,510	41,052,326
Total Short-Term Securities — 1.4% (Cost: $49,741,979)		49,742,756
Total Investments — 102.1% (Cost: $1,927,857,482)		3,689,986,559
Liabilities in Excess of Other Assets — (2.1)%		(76,854,106)
Net Assets — 100.0%		$ 3,613,132,453
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $34,991,658, representing 0.9% of its net assets as of period end, and an original cost of $31,222,542.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be an affiliate/affiliates of the Fund during the period ended June 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 09/30/19	Shares Purchased	Shares Sold	Shares Held at 06/30/20	Value at 06/30/20	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	19,451,302	—	(10,760,872)(b)	8,690,430	$ 8,690,430	$ 106,460	$ 51	$ —
SL Liquidity Series, LLC, Money Market Series	7,574,799	33,444,711(b)	—	41,019,510	41,052,326	54,356(c)	16,964	777
					$ 49,742,756	$ 160,816	$ 17,015	$ 777
(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased (sold).
(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.
Portfolio Abbreviation
ADR	American Depositary Receipt
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

Schedule of Investments (unaudited)  (continued)
June 30, 2020
BlackRock Capital Appreciation Fund, Inc.
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments)
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.
Certain investments of the Fund were fair valued using net asset value per share (“NAV”) as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Automobiles	$ 15,202,960	$ —	$ —	$ 15,202,960
Beverages	24,851,473	—	—	24,851,473
Biotechnology	71,758,038	—	—	71,758,038
Capital Markets	135,099,053	—	—	135,099,053
Chemicals	53,255,234	—	—	53,255,234
Commercial Services & Supplies	15,962,755	—	—	15,962,755
Containers & Packaging	26,031,162	—	—	26,031,162
Electronic Equipment, Instruments & Components	40,957,093	—	—	40,957,093
Entertainment	120,314,851	—	—	120,314,851
Equity Real Estate Investment Trusts (REITs)	90,416,324	—	—	90,416,324
Health Care Equipment & Supplies	117,357,919	—	—	117,357,919
Health Care Providers & Services	132,040,795	—	—	132,040,795
Hotels, Restaurants & Leisure	44,653,063	—	—	44,653,063
Industrial Conglomerates	40,354,191	—	—	40,354,191
Interactive Media & Services	269,400,420	—	—	269,400,420
Internet & Direct Marketing Retail	507,256,644	—	—	507,256,644
IT Services	478,729,511	—	—	478,729,511
Pharmaceuticals	93,173,297	—	—	93,173,297
Professional Services	124,238,502	—	—	124,238,502
Semiconductors & Semiconductor Equipment	151,598,020	—	—	151,598,020
Software	750,592,515	—	—	750,592,515
Specialty Retail	121,965,909	—	—	121,965,909
Technology Hardware, Storage & Peripherals	84,708,019	—	—	84,708,019
Textiles, Apparel & Luxury Goods	70,327,343	25,007,054	—	95,334,397
Preferred Securities	—	—	34,991,658	34,991,658
Short-Term Securities
Money Market Funds	8,690,430	—	—	8,690,430
	$ 3,588,935,521	$ 25,007,054	$ 34,991,658	3,648,934,233
Investments Valued at NAV(a)				41,052,326
				$ 3,689,986,559
The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.
(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
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